REVENUE RECOGNITION-NON INTEREST INCOME	12 Months Ended
Jun. 30, 2021
Revenue Recognition [Abstract]
REVENUE RECOGNITION-NON INTEREST INCOME
2.	REVENUE RECOGNITION-NON INTEREST INCOME

The main types of noninterest income are as follows: service charges on deposit accounts - the Company has contracts with its deposit customers where fees are charged if certain parameters are not met. These agreements can be cancelled at any time by either the Company or the deposit customer. Revenue from these transactions is recognized on a monthly basis as the Company has an unconditional right to the fee consideration. The Company also has transaction fees related to specific transactions or activities resulting from a customer request or activity that include overdraft fees, online banking fees, interchange fees, ATM fees and other transaction fees. All of these fees are attributable to specific performance obligations of the Company where the revenue is recognized at a defined point in time upon the completion of the requested service/transaction.